Average Annual Total Returns{- Fidelity® California Limited Term Tax-Free Bond Fund} - 02.28 Fidelity California Limited Term Tax-Free Bond Fund PRO-08 - Fidelity® California Limited Term Tax-Free Bond Fund
	Fidelity California Limited Term Tax-Free Bond Fund-Default Return Before Taxes Past 1 year	Fidelity California Limited Term Tax-Free Bond Fund-Default Return Before Taxes Past 5 years	Fidelity California Limited Term Tax-Free Bond Fund-Default Return Before Taxes Past 10 years	Fidelity California Limited Term Tax-Free Bond Fund-Default After Taxes on Distributions Past 1 year	Fidelity California Limited Term Tax-Free Bond Fund-Default After Taxes on Distributions Past 5 years	Fidelity California Limited Term Tax-Free Bond Fund-Default After Taxes on Distributions Past 10 years	Fidelity California Limited Term Tax-Free Bond Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity California Limited Term Tax-Free Bond Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity California Limited Term Tax-Free Bond Fund-Default After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB286 Past 1 year	LB286 Past 5 years	LB286 Past 10 years
Total	0.24%	2.15%	1.79%	0.24%	2.14%	1.77%	0.66%	2.02%	1.77%	1.52%	4.17%	3.72%	0.01%	2.13%	1.82%